LEASES - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Carrying amounts of right-of-use assets
Balance, beginning of year	$ 172,034	$ 182,306
Net (disposals), additions and modifications	(14,812)	23,726
Amortization	(31,053)	(33,998)
Balance, end of year	$ 126,169	$ 172,034